REVENUE AND DEFERRED REVENUES - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation Of Revenue
Revenue	¥ 4,142,862	$ 600,659	¥ 6,250,109	¥ 6,433,363
Smart Wearable Devices
Disaggregation Of Revenue
Revenue	1,697,053		3,340,857	4,438,081
Self-branded products and others
Disaggregation Of Revenue
Revenue	¥ 2,445,809		¥ 2,909,252	¥ 1,995,282